Cover Document	Oct. 26, 2020	Oct. 21, 2019
Cover [Abstract]
Title of 12(b) Security	Common stock, $5.55 par value
City Area Code	(570)
Entity Address, Address Line One	300 Market Street
Entity Incorporation, State or Country Code	PA
Entity Registrant Name	Penns Woods Bancorp Inc
Document Type	8-K
Document Period End Date	Oct. 26, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity File Number	000-17077
Entity Tax Identification Number	23-2226454
Entity Address, Address Line Two	P.O. Box 967
Entity Address, Postal Zip Code	17703-0967
Entity Address, City or Town	Williamsport
Entity Address, State or Province	PA
Local Phone Number		322-1111
Trading Symbol	PWOD
Security Exchange Name	NASDAQ
Entity Central Index Key	0000716605
Amendment Flag	false